OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segment [Abstract]
Disclosure of operating segments [text block]
NOTE 3. OPERATING SEGMENTS

Operating segments are defined as components of an entity about which separate financial information is available and that is evaluated regularly by the chief operating decision maker (CODM) in deciding how to allocate resources and assessing performance; the CODM is constituted by the Bank’s President (CEO) and Financial Vicepresident (CFO). The segment information has been prepared following the Bank’s accounting policies as described in the summary of significant accounting policies in Note 2 Significant accounting policies and has been presented consistently with the internal reports provided to the CODM.

The CODM uses a variety of information and key financial data on a segment basis to assess the performance and make decision regarding the investment and allocation of resources, such as:

•	Net interest margin (Net margin on financial instruments divided by average interest-earning assets).
•	Return on average total assets (Net income divided by average total assets).
•	Return on average stockholders’ equity.
•	Efficiency ratio (Operating expenses as a percentage of interest, fees, services and other operating income).
•	Asset Quality and loans coverage ratios.

The Bank includes the following segments: Banking Colombia, Banking Panama, Banking El Salvador, Banking Guatemala, Trust, Investment Banking, Brokerage, Off Shore and All other segments. The factors used to identify the Bank’s reportable segments are the nature of the products and services provided by the subsidiaries and the geographical locations where the subsidiaries are domiciled, in line with the CODM’s operating decisions related to the results of each segment.

The Bank’s operating segments are comprised as follows:

•	Banking Colombia

This segment provides retail and corporate banking products and services to individuals, companies and national and local governments in Colombia. The Bank’s strategy in Colombia is to grow with these clients based on value added and long-term relationships. In order to offer specialized services to individuals and small and medium size enterprises (SMEs), the Bank´s retail sales force targets the clients classified as: Personal, Private, Entrepreneurs, Foreign Residents and SMEs. The Bank´s corporate and government sales force targets and specializes in companies with more than COP 20,000 million in revenue in nine economic sectors: Agribusiness, Commerce, Manufacturing of Supplies and Materials, Media, Financial Services, Non-Financial Services, Construction, Government and Natural Resources.

Tuya S.A. was discontinued in the year ending as of December 31, 2016. For more detail, see Note 30 Discontinued operations.

This segment is also responsible for the management of the Bank’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in Colombia.

•	Banking Panama

This segment provides retail and commercial banking products and services to individuals and companies in Panama through the Banistmo operation. This segment includes all the operations of Banistmo and its subsidiaries, which are managed and monitored by the CODM on a consolidated basis.

This segment is also responsible for the management of the Banistmo’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in Panama.

•	Banking El Salvador

This segment provides retail and commercial banking products and services to individuals, companies and national and local governments in El Salvador through Banco Agrícola S.A. Banking El Salvador also includes operations of the following subsidiaries: Arrendadora Financiera S.A., Credibac S.A. de CV, Valores Banagricola S.A. de C.V.

This segment is also responsible for the management of Banco Agrícola’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in El Salvador.

•	Banking Guatemala

This segment provides retail and commercial banking and insurance products and services to individuals, companies and national and local governments in Guatemala through Banco Agromercantil de Guatemala S.A. Banking Guatemala also includes operations of the following subsidiaries: Mercom Bank Ltd., Seguros Agromercantil S.A., Financiera Agromercantil S.A., Agrovalores S.A., Arrendadora Agromercantil S.A., Agencia de Seguros y Fianzas Agromercantil S.A., Asistencia y Ajustes S.A., Serproba S.A., Servicios de Formalización S.A., Conserjería, Mantenimiento y Mensajería S.A. and New Alma Enterprises LTD.

This segment is also responsible for the management of Banco Agromercantil’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in Guatemala.

•	Trust

This segment provides trust and asset management services to clients in Colombia and Peru through Fiduciaria Bancolombia S.A. Sociedad Fiduciaria and FiduPerú S.A. Sociedad Fiduciaria (in winding up process). The main products offered by this segment include money market accounts, mutual and pension funds, private equity funds, payment trust, custody services, and corporate trust.

Investment in FiduPerú S.A. was classified as Asset held for sale in the Consolidated Statement of Financial Position as of December 31, 2018. The Bank started in 2018 a process of winding up for this investment located in Peru. For further information, see Note 12 Assets held for sale and inventories.

•	Investment banking

This segment provides corporate and project finance advisory, underwriting, capital markets services and private equity management through Banca de Inversión Bancolombia S.A. Corporación Financiera. Its customers include private and publicly-held corporations as well as government institutions.

•	Brokerage

This segment provides brokerage, investment advisory and private banking services to individuals and institutions through Valores Bancolombia S.A. Comisionista de Bolsa. It sells and distributes equities, futures, foreign currencies, fixed income securities, mutual funds and structured products.

•	Off Shore

This segment provides a complete line of offshore banking services to Colombian and foreign customers through Bancolombia Panamá S.A., Bancolombia Caymán S.A., and Bancolombia Puerto Rico International, Inc. It offers loans to private sector companies, trade financing, leases financing and financing for industrial projects, as well as a complete portfolio of cash management products, such as checking accounts, international collections and payments. Through these subsidiaries, the Bank also offers investment opportunities in U.S. dollars, savings and checking accounts, time deposits, and investment funds to its high net worth clients and private banking customers.

•	All other segments

This segment provides financial and operational leases activities, including cross-border and international leasing services to clients in Colombia, Central America and Mexico. Bancolombia offers these services mainly through the following Subsidiaries: Renting Colombia S.A.S., Arrendamiento Operativo CIB S.A.C. and Transportempo S.A.S. This segment also includes results from the operations of investment vehicles of the Bank: Valores Simesa S.A., BIBA Inmobiliaria S.A.S., Inversiones CFNS S.A.S., Sistema de Inversiones y Negocios S.A. Sinesa, Banagrícola S.A., Inversiones Financieras Banco Agrícola and others.

According to the quantitative threshold test required by IFRS 8 Operating Segments, the revenue reported by “all other segments” is less than 10 per cent of the combined revenue of all operating segments and its assets represent less than 10 per cent of all operating segments combined assets of the Bank.

The investment in Arrendamiento Operativo CIB S.A.C. is classified as Asset held for sale in Statement of Financial Position. For further information, see Note 12 Assets held for sale and inventories.

Financial performance by operating segment:

The CODM reviews the performance of the Bank using the following financial information by operating segment:

	For the year ended December 31, 2018
	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment banking	Brokerage	Off shore	All other segments	Total before eliminations	Adjustments for consolidation (2)	Total after eliminations
	In millions of COP
Total interest and valuation	12,215,644	1,573,928	931,405	894,934	404	22	24,273	547,878	14,737	16,203,225	(86,725)	16,116,500
Interest income on loans and financial leases	11,990,678	1,449,441	861,174	821,276	-	-	-	434,754	9,049	15,566,372	52	15,566,424
Total Debt investments	366,354	101,599	25,081	72,896	105	22	14,728	20,559	32	601,376	(2)	601,374
Derivatives	(17,023)	(13,250)	-	-	-	-	7,694	86,779	-	64,200	(86,775)	(22,575)
Total liquidity operations	(124,365)	36,138	45,150	762	299	-	1,851	5,786	5,656	(28,723)	-	(28,723)
Interest expenses	(4,194,772)	(558,126)	(252,351)	(360,988)	(39)	-	(15)	(247,666)	(56,259)	(5,670,216)	-	(5,670,216)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments	8,020,872	1,015,802	679,054	533,946	365	22	24,258	300,212	(41,522)	10,533,009	(86,725)	10,446,284
Total credit impairment charges, net	(3,354,330)	(269,164)	(94,301)	(136,289)	(826)	(135)	155	19,039	(7,221)	(3,843,072)	-	(3,843,072)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	4,666,542	746,638	584,753	397,657	(461)	(113)	24,413	319,251	(48,743)	6,689,937	(86,725)	6,603,212
Revenues (Expenses) from transactions with other operating segments of the Bank	(6,986)	(30,634)	(2,029)	(7,574)	(32,509)	20,187	55,843	98,987	(95,285)	-	-	-
Fees and commission income (3)	2,841,302	312,762	227,114	141,253	313,908	20,271	113,970	20,840	2,988	3,994,408	(149)	3,994,259
Fees and commission expenses	(1,009,573)	(120,520)	(43,216)	(29,320)	(2,380)	(46)	(2,734)	(3,408)	(1,859)	(1,213,056)	-	(1,213,056)
Total fees and commission income, net	1,831,729	192,242	183,898	111,933	311,528	20,225	111,236	17,432	1,129	2,781,352	(149)	2,781,203
Other operating income	250,598	39,781	4,842	52,287	19,826	965	(10,468)	15,668	912,738	1,286,237	(82,435)	1,203,802
Dividends received, and share of profits of equity method investees	(49,316)	4,240	1,894	580	18,572	(67,990)	(12,416)	(270,523)	(34,485)	(409,444)	751,239	341,795
Recovery (Impairment) charges on cash-generating unit	-	-	-	-	-	173,339 (1)	-	-	(4,583)	168,756	-	168,756
Total operating income, net	6,692,567	952,267	773,358	554,883	316,956	146,613	168,608	180,815	730,771	10,516,838	581,930	11,098,768
Operating expenses (4)	(4,902,500)	(554,890)	(402,831)	(373,279)	(111,614)	(24,110)	(98,687)	(53,313)	(467,770)	(6,988,994)	(2)	(6,988,996)
Impairment, depreciation and amortization	(177,779)	(55,127)	(26,122)	(84,996)	(588)	(131)	(1,402)	(2,072)	(144,722)	(492,939)	(963)	(493,902)
Total operating expenses	(5,080,279)	(610,017)	(428,953)	(458,275)	(112,202)	(24,241)	(100,089)	(55,385)	(612,492)	(7,481,933)	(965)	(7,482,898)
Profit before tax	1,612,288	342,250	344,405	96,608	204,754	122,372	68,519	125,430	118,279	3,034,905	580,965	3,615,870

(1)	Includes imparment recovery in joint venture Compañía de Financiamiento Tuya S.A. For more information see Note 7 Investments in associates and joint ventures
(2)	Includes provisions, dividends, gains on sales and non-controlling interest and reclassification according to the analysis process used by the CODM.
(3)	For further information about income from contracts with customers, see note 24.3. Fees and commissions.
(4)	Includes staff costs, other administration and general expenses, contributions and other tax burdens and others.

	For the year ended December 31, 2017 (5)
	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	Off shore	All other segments	Total before eliminations	Adjustments for consolidation (2)	Total after eliminations
	In millions of COP
Total interest and valuation	12,995,017	1,495,446	882,806	865,038	794	94	8,916	444,649	10,201	16,702,961	(6,568)	16,696,393
Interest income on loans and financial leases	12,586,875	1,374,398	830,050	767,986	-	-	-	412,418	13,000	15,984,727	(426)	15,984,301
Total Debt investments	602,304	93,154	31,582	100,193	193	94	15,147	16,329	735	859,731	-	859,731
Derivatives	(54,156)	438	-	-	-	-	(7,661)	6,085	(289)	(55,583)	(6,084)	(61,667)
Total liquidity operations	(140,006)	27,456	21,174	(3,141)	601	-	1,430	9,817	(3,245)	(85,914)	(58)	(85,972)
Interest expenses	(4,791,976)	(523,312)	(256,994)	(348,726)	(102)	-	(72)	(226,304)	(85,928)	(6,233,414)	428	(6,232,986)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments	8,203,041	972,134	625,812	516,312	692	94	8,844	218,345	(75,727)	10,469,547	(6,140)	10,463,407
Total credit impairment charges, net	(3,195,837)	(46,468)	(110,018)	(125,877)	(549)	466	(147)	6,541	1,696	(3,470,193)	8,576	(3,461,617)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	5,007,204	925,666	515,794	390,435	143	560	8,697	224,886	(74,031)	6,999,354	2,436	7,001,790
Revenues (Expenses) from transactions with other operating segments of the Bank	(59,884)	(26,837)	(963)	(972)	(33,024)	16,209	53,075	101,327	(48,931)	-	-	-
Fees and commission income (3)	2,531,221	317,753	211,159	126,022	285,648	28,747	97,185	19,390	3,989	3,621,114	-	3,621,114
Fees and commission expenses	(889,481)	(112,986)	(40,325)	(24,457)	(1,982)	(52)	(482)	(2,874)	(2,476)	(1,075,115)	-	(1,075,115)
Total fees and commission income, net	1,641,740	204,767	170,834	101,565	283,666	28,695	96,703	16,516	1,513	2,545,999	-	2,545,999
Other operating income	608,025	8,662	(7,799)	54,246	13,560	1,886	(11,647)	6,428	885,182	1,558,543	19,666	1,578,209
Dividends received, and share of profits of equity method investees	(53,141)	7,038	324	608	18,249	(70,114)	12,278	(239,328)	(61,156)	(385,242)	651,412	266,170
Recovery (Impairment) charges on cash-generating unit	-	-	-	-	-	(173,339) (1)	-	-	-	(173,339)	-	(173,339)
Total operating income, net	7,143,944	1,119,296	678,190	545,882	282,594	(196,103)	159,106	109,829	702,577	10,545,315	673,514	11,218,829
Operating expenses (4)	(4,715,976)	(569,219)	(383,002)	(343,646)	(113,482)	(34,100)	(101,255)	(56,593)	(430,212)	(6,747,485)	538	(6,746,947)
Impairment, depreciation and amortization	(147,262)	(55,197)	(34,671)	(101,392)	(540)	(133)	(1,398)	(967)	(137,377)	(478,937)	(174)	(479,111)
Total operating expenses	(4,863,238)	(624,416)	(417,673)	(445,038)	(114,022)	(34,233)	(102,653)	(57,560)	(567,589)	(7,226,422)	364	(7,226,058)
Profit before tax	2,280,706	494,880	260,517	100,844	168,572	(230,336)	56,453	52,269	134,988	3,318,893	673,878	3,992,771

(1)	Includes imparment recognition in joint venture Compañía de Financiamiento Tuya S.A. For more information see Note 7 Investments in associates and joint ventures
(2)	Includes provisions, dividends, gains on sales and non-controlling interest and reclassification according to the analysis process used by the CODM.
(3)	For further information about income from contracts with customers, see Note 24.3. Fees and commissions.
(4)	Includes staff costs, other administration and general expenses, contributions and other tax burdens and others.
(5)
Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.

	For the year ended December 31, 2016 (4)
	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment banking	Brokerage	Off shore	All other segments	Total before eliminations	Adjustments for consolidation (1)	Total after eliminations
	In millions of COP
Total interest and valuation	11,586,785	1,399,852	901,757	869,329	827	136	17,160	442,107	30,299	15,248,252	500,553	15,748,805
Interest income on loans and financial leases	11,196,951	1,284,986	844,687	763,031	-	-	-	431,381	25,819	14,546,855	473,487	15,020,342
Total Debt investments	464,504	94,284	48,264	96,081	283	136	18,094	16,205	3,145	740,996	1,718	742,714
Derivatives	(10,197)	3,274	-	5,323	-	-	(2,113)	(7)	(1,030)	(4,750)	-	(4,750)
Total liquidity operations	(64,473)	17,308	8,806	4,894	544	-	1,179	(5,472)	2,365	(34,849)	25,348	(9,501)
Interest expenses	(4,542,701)	(457,611)	(252,011)	(348,219)	(20)	-	(33)	(252,030)	(99,991)	(5,952,616)	(100,484)	(6,053,100)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments	7,044,084	942,241	649,746	521,110	807	136	17,127	190,077	(69,692)	9,295,636	400,069	9,695,705
Total credit impairment charges, net	(1,797,848)	(367,781)	(55,985)	(127,839)	(164)	(423)	(25)	(52,294)	871	(2,401,488)	(329,664)	(2,731,152)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	5,246,236	574,460	593,761	393,271	643	(287)	17,102	137,783	(68,821)	6,894,148	70,405	6,964,553
Revenues (Expenses) from transactions with other operating segments of the Bank	(65,915)	(20,600)	(3,054)	701	(22,893)	12,891	38,677	99,914	(39,721)	-	-	-
Fees and commission income (3)	2,063,018	291,853	203,623	81,737	239,610	19,843	80,571	30,263	1,699	3,012,217	287,716	3,299,933
Fees and commission expenses	(767,655)	(111,590)	(45,361)	(22,992)	(865)	(22)	(511)	(3,253)	(1,526)	(953,775)	(15,195)	(968,970)
Total fees and commission income, net	1,295,363	180,263	158,262	58,745	238,745	19,821	80,060	27,010	173	2,058,442	272,521	2,330,963
Other operating income	569,326	18,851	1,302	55,942	13,500	2,285	(9,923)	16,453	888,529	1,556,265	(89,610)	1,466,655
Dividends received, and share of profits of equity method investees	(264,715)	4,692	711	779	16,873	202,062	32,567	(269,096)	(175,595)	(451,722)	628,414	176,692
Total operating income, net	6,780,295	757,666	750,982	509,438	246,868	236,772	158,483	12,064	604,565	10,057,133	881,730	10,938,863
Operating expenses (3)	(4,142,515)	(589,535)	(390,309)	(323,001)	(87,951)	(26,662)	(110,317)	(60,688)	(400,243)	(6,131,221)	(321,551)	(6,452,772)
Impairment, depreciation and amortization	(147,261)	(62,459)	(50,323)	(112,429)	(612)	(93)	(1,980)	(972)	(137,672)	(513,801)	(4,008)	(517,809)
Total operating expenses	(4,289,776)	(651,994)	(440,632)	(435,430)	(88,563)	(26,755)	(112,297)	(61,660)	(537,915)	(6,645,022)	(325,559)	(6,970,581)
Profit before tax	2,490,519	105,672	310,350	74,008	158,305	210,017	46,186	(49,596)	66,650	3,412,111	556,171	3,968,282

(1)	Includes provisions, dividends, gains on sales and non-controlling interest and reclassification according to the analysis process used by the CODM.
(2)	For further information about income from contracts with customers, see note 24.3. Fees and commissions.
(3)	Includes staff costs, other administration and general expenses, contributions and other tax burdens and others.
(4)
Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2016 disclosed in the Bank’s annual report in 2016 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.

The following table presents financial information of the total assets and liabilities by operating segment:

For the year ended December 31, 2018
In millions of COP
	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment banking	Brokerage	Off shore	All other segments	Total before eliminations	Adjustments for consolidation	Total after eliminations
Total assets	149,185,338	31,116,800	14,704,427	13,556,250	580,205	1,779,618	301,851	17,963,675	9,638,514	238,826,678	(18,713,060)	220,113,618
Total liabilities	(132,722,635)	(27,761,479)	(12,963,237)	(12,209,984)	(86,524)	(40,741)	(57,765)	(12,640,349)	(2,336,273)	(200,818,987)	7,360,594	(193,458,393)

For the year ended December 31, 2017
In millions of COP
	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment banking	Brokerage	Off shore	All other segments	Total before eliminations	Adjustments for consolidation	Total after eliminations
Total assets	142,207,844	28,119,504	12,978,363	12,191,869	493,078	1,423,883	283,171	16,503,973	8,767,762	222,969,447	(19,061,236)	203,908,211
Total liabilities	(125,534,492)	(25,040,470)	(11,318,266)	(10,847,895)	(80,904)	(48,192)	(56,789)	(12,284,687)	(2,300,511)	(187,512,206)	8,033,545	(179,478,661)

The following table presents financial information of the investments in associates and joint ventures by operating segment:

For the year ended December 31, 2018 (1)
	Banking Colombia	Banking El Salvador	Trust	Investment banking	All other segments	Total
In millions of COP
Investments in associates and joint ventures	313,081	13,544	230,211	451,113	1,141,630	2,149,579
Equity method	32,859	1,887	20,235	27,909	104,924	187,814

(1)	As of December 31, 2018, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.

For the year ended December 31, 2017 (1)
	Banking Colombia	Banking El Salvador	Trust	Investment banking	All other segments	Total
In millions of COP
Investments in associates and joint ventures	305,187	10,532	226,761	248,156	774,423	1,565,059
Equity method	45,976	316	34,921	21,724	150,665	253,602

(1)	As of December 31, 2017, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.

For the year ended December 31, 2016 (1)
	Banking Colombia	Banking El Salvador	Trust	Investment banking	All other segments	Total
In millions of COP
Equity method	34,425	702	26,128	(3,923)	2,922	60,254

(1)	As of December 31, 2016, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.

For additional information related to investment in associates and joint ventures, see Note 7 Investments in associates and joint ventures.

The following table presents material non-cash items other than depreciation and amortization by segment:

For the year ended December 31, 2018
	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	Off shore	All other segments	Total
In millions of COP
Restructured loans that were transferred to foreclosed assets	271,695	84,390	15,782	9,377	-	-	-	6,376	12,373	399,993
Provisions	3,679,839	342,528	145,661	153,484	826	135	(155)	(17,973)	7,140	4,311,485

For the year ended December 31, 2017
	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	Off shore	All other segments	Total
In millions of COP
Restructured loans that were transferred to foreclosed assets	163,274	39,486	16,191	7,157	-	-	-	-	24,030	250,138
Provisions	3,422,531	165,651	162,877	138,297	548	(467)	147	(4,449)	(5,576)	3,879,559

For the year ended December 31, 2016
	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	Off shore	All other segments	Total
In millions of COP
Restructured loans that were transferred to foreclosed assets	130,892	44,484	35,466	95,891	-	-	-	-	97,452	404,185
Provisions	2,130,261	381,531	104,864	127,370	164	423	(34)	48,977	5,565	2,799,121

Information about products and services

The Bank does not report revenues from external customers for each product and service or each group of similar products and services, because the information is not available and the cost to develop it is excessive.

Geographic information

The following summarizes the Bank’s total interest and valuation and long-lived assets attributable to Colombia and other foreign countries based on the country where the interest and valuation was originated:

	2018		2017		2016
Geographic information	Interest and valuation	Long-lived assets (1)	Interest and valuation	Long-lived assets (1)	Interest and valuation
Colombia	12,379,140	4,788,744	13,108,005	4,353,782	11,695,937
Panama	2,166,482	378,021	1,986,741	297,832	1,898,058
Puerto Rico	77,917	321	68,556	388	56,519
Peru (2)	253	165,076	658	115,840	15,753
El Salvador	932,444	296,040	883,538	280,562	902,371
Costa Rica	-	131	-	80	-
Guatemala	895,693	170,078	866,049	166,662	870,283
Total	16,451,929	5,798,411	16,913,547	5,215,146	15,438,921
Eliminations and translation adjustment	(335,429)	6,533,616	(220,667)	5,999,471	309,884
Total, net	16,116,500	12,332,027	16,692,880	11,214,617	15,748,805

(1)	Included foreclosed assets, premises and equipment, investment property and goodwill presented within Other assets in the Consolidated Statement of Financial Position.
(2)
Investments in FiduPerú and Arrendamiento Operativo CIB S.A.C. are classified as Asset held for sale in the Consolidated Statement of Financial Position. For further information, see Note 12 Assets held for sale and inventories.